Trade and other payables	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Trade and other payables
21. Trade and other payables

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Amounts falling due within one year
Trade payables	12.9	13.8	9.4	7.0
Accruals	28.1	19.8	23.7	24.8
Deferred income	6.6	6.1	7.2	6.9
Other taxes and social security	3.0	1.2	1.0	1.0
Other payables	3.6	2.5	2.5	2.1

	54.2	43.4	43.8	41.8

At 31 December 2021, the Group had an average of 34 days of purchases (3
1
 December 2020: 35 days; 30 June 2020: 34 days; 30 June 2019: 28 days) outstanding in trade payables (excluding accruals and deferred income). The Group has financial risk management policies in place to ensure that all payables are paid within the credit timetable. The Directors consider that the carrying amount of trade and other payables approximates to their fair value.
Deferred income includes contract liabilities of £3.1m
 (31 December 2020: £3.2m;

30 June 2020: £4.4m; 30 June 2019: £4.0m) which represent consideration received for performance obligations not yet satisfied, in delivering products or services to customers. All deferred income is to be recognized within the next financial year.
Other payables includes £nil
(31 December 2020: £0.2m;
30 June 2020: £0.2m; 30 June 2019: £0.7m) of deferred consideration payable on acquisitions.